Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

BMW Financial Services NA, LLC (the “Company”)
Citigroup Global Markets Inc.
(together, the “Specified Parties”)
Re:    BMW Vehicle Lease Trust 2024-2 – Data File, XML Data File, and ALG Residual File Procedures

We have performed the procedures described below on the:

(i)
specified attributes in an electronic data file entitled “$2 Bio 2024-2 Initial Pool Cut (Lease to KPMG) (33,033) 08.14.24.csv” provided by the Company on August 14, 2024, containing information on 33,033 automobile retail leases (the “Leases”) as of July 31, 2024 (the “Data File”);

(ii)
specified attributes in an electronic data file entitled “07.24 ALD Tape for KPMG samples-revised.csv” provided by the Company on August 16, 2024, containing information on the Selected Leases (defined below) as of July 31, 2024 (the “XML Data File”); and,

(iii)
specified attribute in an electronic data file entitled “2024-2 Lease ALG Recalc-Sent.xlsx” provided by the Company on August 14, 2024, containing information on the Selected Leases as of July 31, 2024 (the “ALG Residual File”)

which we were informed are intended to be included as collateral in the offering by BMW Vehicle Lease Trust 2024-2. The Company is responsible for the specified attributes identified by the Company in the Data File, XML Data File, and ALG Residual File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File, XML Data File, and ALG Residual File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts were within $0.01, and dates were within 1 day, unless otherwise stated.

•	The term “Cutoff Date” means July 31, 2024.
•	The term “Title Document” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, Title Request Form or Transfer Letter.
•	The term “Company’s Customer Express System” means the Company’s system that contains account information such as: address, lease/loan information, and payment information and history.
•	The term “Company’s Funding System” means the Company’s system containing financing agreements and contracts.

•	The term “Company’s Credit Flow System” means the Company’s system containing customer information, credit decisions, and underwriting credit applications.

•	The term “ALG Residual Value” means the updated ALG residual amount (field “Updated ALG”) of each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “ALG Percentage” means the percentage (field “ALG %-Calc”) for each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “Mileage Adjustment Percentage” means the percentage (field “Mileage Allowance Adjustment”) for each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as stated in Exhibit B.

•	The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as stated in Exhibit C.
•	The term “ALG Residual File Instruction” means the instruction provided by the Company pertaining to a procedure related to the ALG Residual File, as described in Exhibit D.
•
The term “Source Documents” means the following information provided by the Company for each Selected Lease: Motor Vehicle Lease Agreement, Modification Letter, Title Document, Registration Application, Credit Application, information obtained from the Company’s Customer Express System, Company’s Funding System, and Company’s Credit Flow System, ALG Residual Value, ALG Percentage, and Mileage Adjustment Percentage.

•	The term “Provided Information” means the Source Documents, Data File Instructions, XML Data File Instructions, and ALG Residual File Instruction.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	Data File Procedures

A.
We randomly selected 100 Leases from the Data File (the “Selected Leases”). A listing of the Selected Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Data File.

B.	For each Selected Lease, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data

File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter
Original Term to Maturity (CurrentTerm)	Motor Vehicle Lease Agreement
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Lease Agreement
State of Registration (GaragingStateCode)	Title Document, Company’s Customer Express System
Vehicle Identification Number (VIN)	Motor Vehicle Lease Agreement
Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement
Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, and iMotor Vehicle Lease Agreement
FICO Credit Score (HighestTotalCreditScore)	Company’s Funding System, Company’s Credit Flow System, and Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Lease Agreement and Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions
ALG Residual Amount at Inception (ALGMsrp)	Data File Instructions

 We found such information to be in agreement without exception.

C.	For each Selected Lease, we observed the presence of the following in the Source Documents:

•
Title Document utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Lease Agreement. We make no representation regarding the authenticity of the signatures.

II.	XML Data File Procedures

For each Selected Lease, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Lease Number (PCD_ACCT_NBR)	Company’s Customer Express System
Origination Date (OriginationDate)	Motor Vehicle Lease Agreement
Acquisition Cost (CapCostAmt)	Motor Vehicle Lease Agreement
Original Term to Maturity (OriginalTerm)	Motor Vehicle Lease Agreement
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Lease Agreement
First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement
Subvented - Yes/No (Subvented)	Company’s Funding System, Motor Vehicle Lease Agreement, and XML Data File Instructions
Vehicle Model (ModelName)	Motor Vehicle Lease Agreement, Company’s Customer Express System
Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement
Vehicle Type (VehicleTypeCode)	Motor Vehicle Lease Agreement, Credit Application, and XML Data File Instructions
Original Vehicle Value (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement
Contractual Residual Value (ResidualAmt)	Motor Vehicle Lease Agreement
FICO Credit Score (HighestTotalCreditScore)	Company’s Funding System, Company’s Credit Flow System, and XML Data File Instructions
Cosigner – Yes/No (CoSignerIndicator)	Credit Application, Company’s Funding System, and XML Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Company’s Customer Express System
Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Lease Agreement and XML Data File Instructions
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and XML Data File Instructions
ALG Residual Amount at Inception (ALGMsrp)	XML Data File Instructions

We found such information to be in agreement without exception.

III.	ALG Residual File Procedures

For each Selected Lease, we recomputed the ALG Residual Amount utilizing the ALG Residual File Instruction.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File, XML Data File, and ALG Residual File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, XML Data File, ALG Residual File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
September 23, 2024

Exhibit A – The Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	202421456	35	2024263372	69	2024226201
2	202427206	36	2024243062	70	2024226186
3	202421309	37	2024250203	71	2024289731
4	202423503	38	2024200499	72	2024288015
5	202423030	39	2024220566	73	2024230083
6	202426992	40	2024221776	74	2024225532
7	202422552	41	2024225412	75	2024278615
8	202429068	42	2024287591	76	2024201015
9	202425990	43	2024285847	77	2024248376
10	202420414	44	2024263336	78	2024233128
11	202428702	45	2024276812	79	2024260092
12	202422863	46	2024284838	80	2024225047
13	202420913	47	2024218897	81	2024201205
14	202425901	48	2024239465	82	2024233081
15	202424608	49	2024277126	83	2024276086
16	202425515	50	2024254107	84	2024257111
17	202421857	51	2024217863	85	2024214832
18	202420225	52	2024245704	86	2024298407
19	202426677	53	2024273738	87	2024250482
20	202426287	54	2024203965	88	2024233142
21	202424959	55	2024287402	89	2024255259
22	202426160	56	2024232237	90	2024223883
23	202429499	57	2024261741	91	2024200046
24	202427948	58	2024242989	92	2024249393
25	202420129	59	2024240605	93	2024243933
26	202421628	60	2024233249	94	2024253155
27	202424280	61	2024246101	95	2024276368
28	202420173	62	2024224066	96	2024233694
29	202426443	63	2024258431	97	2024289846
30	202423864	64	2024294194	98	2024254171
31	202421615	65	2024216456	99	2024206304
32	202422324	66	2024223887	100	2024225957
33	202429346	67	2024285882
34	202423459	68	2024287197

Exhibit B - Data File Instructions

Attribute	Data File Instructions
FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:
(i)      the Borrower’s Bureau Score from the Company’s Funding System, and
(ii)      the Co-Applicant Bureau Score from the Company’s Credit Flow System, if applicable.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the First Payment Date, the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:
(i)          if the payment received date from the Company’s Customer Express System was prior to the Cutoff Date:
a.    if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and
b.    if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.
(ii)      if the payment received date from the Company’s Customer Express System was after the Cutoff Date:
a.   if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and
b.   if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.
(iii)     if the payment received date from the Company’s Customer Express System was equal to the Cutoff  Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

ALG Residual Amount at Inception (ALGMsrp)
Recompute the ALG Residual Amount at Inception as the product of:
(i)      the Adjusted Manufacturer’s Suggested Retail Price, and
(ii)      the sum of:
a.              the ALG Percentage, and
b.              the Mileage Adjustment Percentage.

Attribute	Data File Instructions
Title Document
Observe the Title Document for each Selected Lease listed the Company’s security interest in the motor vehicle as “Financial Services Vehicle Trust” and named as the owner of the vehicle on the observed Title Document.
In the event the Title Document does not list “Financial Services Vehicle Trust” as the security interest and owner of the motor vehicle, observe there was a Transfer Letter issued in the Company’s Customer Express System that indicates a transfer of ownership to “Financial Services Vehicle Trust”.
In the event there was no Title Document available, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on the Registration Application.

Exhibit C - XML Data File Instructions

Attribute	XML Data File Instructions
Subvented - Yes/No (Subvented)
For the purposes of identifying if a Selected Lease was subvented (listed as 1, 2, or 98 in the (Subvented) field in the XML Data File):
(i)       If the Rate Type in the Company’s Funding System indicates “Sales Support,” the lease is considered “subvented.”
(ii)          If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:
a.      if the BMW Defined Rate in the Company’s Funding System is not equal to the rate on the Motor Vehicle Lease Agreement, the lease is considered “subvented.”
b.      if the Motor Vehicle Lease Agreement indicates a cash rebate was used, the lease is considered “subvented.”

Vehicle Type (VehicleTypeCode)	Consider a Vehicle Type (VehicleTypeCode) of “1” to be a car or a Vehicle Type (VehicleTypeCode) of “3” to be an SUV.
FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:
(i)          the Borrower’s Bureau Score from the Company’s Funding System, and
(ii)          the Co-Applicant Bureau Score form the Company’s Credit Flow System, if applicable.

Cosigner – Yes/No (CoSignerIndicator)	Consider business leases for which an individual signed as the guarantor for the Lease to be “Yes” in the Cosigner (CoSignerIndicator) field.
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:
(i)      if the payment received date from the Company’s Customer Express System was prior to the Cutoff Date:
a.      if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and
b.      if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

Attribute	XML Data File Instructions

(ii)    if the payment received date from the Company’s Customer Express System was after the Cutoff Date:
a.      if the payment due date from the Company’s Customer Express System was on or prior to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and
b.      if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.
(iii)    if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

ALG Residual Amount at Inception (ALGMsrp)	Recompute the ALG Residual Amount at Inception as the product of: (i) the Original Vehicle Value, and (ii) the sum of: a. the ALG Percentage, and b. the Mileage Adjustment Percentage.

Exhibit D - ALG Residual File Instruction

Attribute	ALG Residual File Instruction
ALG Residual Amount (Securitized ALG)	Recompute the ALG Residual Amount as the lesser of: (i) the ALG Residual Amount at Inception from the Data File, and (ii) the ALG Residual Value.